Shareholders' Equity (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended									4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' equity, beginning balance			$ 1,256.7		$ 1,211.8				$ (29.0)		$ 1,112.0	$ 1,211.8	$ 1,211.8	$ (29.0)
Net income	$ (24.3)	$ 0.9	(18.3)	$ 55.8	(3.7)	$ (47.0)	$ 6.4	$ (21.8)	$ (156.5)	$ (29.0)	22.4	52.1	34.7	(218.9)
Other comprehensive (loss), net of tax	25.5			(6.4)						0.0	(87.0)	(9.4)	(142.0)	34.0
Exercise of stock options											50.4		3.0
Recognition of stock-based compensation											14.2	3.8	8.0	7.4
Noncontrolling interests of acquired subsidiaries											4.3		(3.8)	66.7
Dividends declared to noncontrolling interests											(4.1)	(1.6)	(2.2)	(3.8)
Total stockholders' equity, ending balance	1,112.2	1,112.0		1,256.7		1,211.8				$ (29.0)	1,112.2	1,256.7	1,112.0	1,211.8
Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' equity, beginning balance			1,187.9		1,142.9						1,044.7	1,142.9	1,142.9
Net income											20.0	49.5
Other comprehensive (loss), net of tax											(86.8)	(8.3)
Exercise of stock options											50.4
Recognition of stock-based compensation											14.2	3.8
Noncontrolling interests of acquired subsidiaries											0.0
Dividends declared to noncontrolling interests											0.0	0.0
Total stockholders' equity, ending balance	1,042.5	1,044.7		1,187.9		1,142.9					1,042.5	1,187.9	1,044.7	1,142.9
Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total stockholders' equity, beginning balance			$ 68.8		$ 68.9						67.3	68.9	68.9
Net income											2.4	2.6	7.3	6.0
Other comprehensive (loss), net of tax											(0.2)	(1.1)
Exercise of stock options											0.0
Recognition of stock-based compensation											0.0	0.0
Noncontrolling interests of acquired subsidiaries											4.3		(2.0)	66.7
Dividends declared to noncontrolling interests											(4.1)	(1.6)	(2.2)	(3.8)
Total stockholders' equity, ending balance	$ 69.7	$ 67.3		$ 68.8		$ 68.9					$ 69.7	$ 68.8	$ 67.3	$ 68.9